Inspire Global Hope ETF

BLES

Inspire Small/Mid Cap Impact ETF

ISMD

Inspire Corporate Bond Impact ETF

IBD

Inspire 100 ETF

BIBL

Each a Series of Northern Lights Fund Trust IV (the “Funds”)

Supplement dated March 25, 2022

to the Prospectus and Statement of Additional Information (the “SAI”) dated March 30, 2021, as supplemented on June 3, 2021

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Effective on or about March 30, 2022, the Funds’ names will change as follows:

Inspire Global Hope ETF to “Inspire Global Hope ESG ETF;” and

Inspire Small/Mid Cap Impact ETF to “Inspire Small/Mid Cap ESG ETF;” and

Inspire Corporate Bond Impact ETF to “Inspire Corporate Bond ESG ETF;” and

Inspire 100 ETF to “Inspire 100 ESG ETF.”

Accordingly, all references to the current Funds’ names in the Prospectus and SAI are replaced in their entirety.

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You should read this Supplement in conjunction with the Funds' Prospectus, Summary Prospectuses and SAI dated March 30, 2021, as supplemented on June 3, 2021, which provide information that you should know about each Fund before investing. The Funds' Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.